Warrant Liability - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Oct. 22, 2021
Disclosure of financial liabilities [line items]
Tradeable warrant, market price per warrant (in dollars per share)	$ 0.68
Price per warrant (in dollars per share)	$ 5.82
Alkuri Warrants
Disclosure of financial liabilities [line items]
Number of warrants outstanding (in shares)	14,558,333
Warrants exercise price, per share (in dollars per share)	$ 11.50
Tradeable warrant, market price per warrant (in dollars per share)		$ 2.13
Warrant, Shares Issued Per Warrant On Exercise	1
AlbaCore Warrants
Disclosure of financial liabilities [line items]
Number of warrants outstanding (in shares)	1,757,499
Warrants subscription price, per share (in dollars per share)	$ 0.00004
Price per warrant (in dollars per share)	$ 9.63
Warrant, Shares Issued Per Warrant On Exercise	1